Reverse Recapitalization	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Reverse Recapitalization

Note C – Reverse Recapitalization

As described in Note A, the Merger closed on August 25, 2023. In connection with the Merger:

●	holders of an aggregate of 27,080,715 FWAC Class A Shares, representing 95.3% of FWAC’s Class A Shares, exercised their right to redeem their shares for cash for an aggregate redemption amount of $279,018,123;
●	Fifth Wall Acquisition Sponsor III LLC, a Cayman Islands limited liability company (the “Sponsor”), forfeited 4,855,000 FWAC Class B Shares held by the Sponsor immediately prior to the Closing for no consideration;
●	46,000 shares of Series 2 Preferred Stock were issued in connection with the Preferred PIPE Financing at a purchase price of $1,000 per share for an aggregate purchase price of $46,000,000;
●	each then issued and outstanding Class A Share and Class B Share of FWAC was converted, on a one-for-one basis, into one share of the Company’s common stock;
●	each then issued and outstanding share of Legacy MIC common stock was converted into 1.5 shares of the Company’s common stock;
●	each share of Legacy MIC Series 1 Preferred Stock and Legacy MIC Series A Preferred Stock issued and outstanding was converted into one share of Series 1 Preferred Stock and Series A Preferred Stock, as applicable;
●	the outstanding common stock warrant of Legacy MIC to purchase shares of Legacy MIC common stock at an exercise price of $11.75 per share became a warrant to purchase 2,553,192 shares of common stock of the Company at an exercise price of $7.83 per share; and
●	in connection with the conversion of the Operating Partnership into the Operating Company, each outstanding unit of partnership interest of the Operating Partnership converted automatically, on a one-for-one basis, into an equal number of identical membership units of the Operating Company.

Following the completion of the Merger, the Company had the following outstanding securities:

●	13,089,848 shares of the Company’s common stock;
●	39,811 shares of Series 1 Preferred Stock;
●	2,862 shares of Series A Preferred Stock;
●	46,000 shares of Series 2 Preferred Stock; and
●	a warrant to purchase 2,553,192 shares of the Company’s common stock at an exercise price of $7.83 per share.

Following the completion of the Merger and after giving effect to the cashless conversion of 638,298 Class A Units into 156,138 Common Units by HS3 on August 29, 2023, the Operating Company had the following outstanding securities

●	27,041,813 Common Units outstanding, 13,089,848 of which are owned by the Company, representing approximately 48.4% of the outstanding Common Units;
●	2,250,000 Performance Units; and
●	660,329 LTIP Units.

The following table reconciles the elements of the Merger to the consolidated statements of cash flows and the consolidated statement of changes in stockholder’s equity/(deficit) for the twelve months ended December 31, 2023 (in thousands):

Fair value of Series 2 Preferred Stock	$66,700
Common stock issued in exchange for FWAC Class A and B	4,552
Less: Fair value of Earn-Out Shares issued	(5,844)
Less: Equity-allocated offering costs	(11,685)
Impact to Addition-Paid in Capital	53,723
Less: Non-cash Preferred Series 2 issuance expense	(16,101)
Earn-Out liability recognized	5,844
Less: Series 2 Preferred Stock dividend paid-in-kind recognized	(4,600)
Net cash proceeds	$38,866

1,900,000 FWAC Class B Shares that converted to the Company’s common stock are subject to an earn-out structure (the “Earn-Out Shares”) under terms outlined in the Second Amended and Restated Sponsor Agreement. The Earn-Out Shares vest if certain milestones related to share price are achieved as further described in Footnote I. Because the shares have voting rights but have contingent vesting conditions, we have included the shares as issued but not outstanding on the face of the Consolidated Balance Sheets. The estimated fair value of the Earn-Out Shares was recorded as approximately $5.8 million as of the Closing Date and is presented as earnout liability on the Consolidated Balance Sheets. We will estimate the fair value of this liability at each reporting date during the contingency period and record any changes to our Consolidated Statement of Operations. See Footnote O for additional fair value discussion. We allocated $0.9 million of offering costs to the Earn-Out Shares, which was recorded as part of Organization, Offering, and Other Costs on the Consolidated Statements of Operations.

As part of accounting for the reverse recapitalization, we evaluated the Series 2 Preferred Stock arrangement using the guidance in ASC 820 and 480. We determined the fair value of the Series 2 Preferred Stock, including the dividends to be paid-in-kind, was $66.7 million ($4.84 per share) at the time of the transaction. We compared the fair value to the implied conversion rate based on a total of 13,787,464 shares of common stock being issued and $4.6 million of dividends paid in kind in return for $46 million in proceeds. As a result, the excess in fair value was treated as non-cash compensation and was recorded as Preferred Series 2 issuance expense on the Consolidated Statements of Operations.